Convertible bonds	12 Months Ended
Dec. 31, 2023
Convertible Bonds [Abstract]
Convertible bonds
20.	Convertible bonds
On July 6, 2023, and September 5, 2023, the Company issued convertible bo
nds
 to LMR with an aggregate principal amount of US$30,000,000 which is due and mandatorily convertible to the Company’s ADSs
 on July 3, 2024 and US$40,000,000 which is due on September 2, 2024, respectively. For any principal amount of convertible bonds outstanding, the Company would issue payment in kind note to the LMR at the end of each quarter where the amount of such note is calculated at 5%
per annum with reference to the principal amount of convertible bonds outstanding during the relevant quarter. Such convertible bonds and payment in kind notes are convertible to the Company’s ADSs, each representing ten Class A ordinary shares of the Company, at certain variable price determined with reference to the market price of the Company’s ADSs prevailing shortly prior to the conversion. In the event that the entire principal amount of the July 2023 LMR Convertible
Bond
 is fully converted prior to its maturity date on July 3, 2024, the Company agree to further issue and sell, and LMR agrees to purchase, an additional note in the principal amou nt of US$25,000,000 at the issue price of US$25,000,000 with substantially similar terms as the July 2023 LMR Convertible
Bond
.
These convertible bonds were initially measured at fair value and subsequently carried at fair value through profit or loss pursuant to the Company’s election to apply the fair value option. Refer to note 3.3 for fair value measurements.
During the period from August 17, 2023 to December 31, 2023, LMR converted an aggregate principal amount of US$36,000,000
of the convertible bonds into the Company’s ADSs, each representing ten Class A ordinary shares of the Company.
The movements of convertible bonds during the reporting periods presented are set out as below:

	As of December 31,
	2022	2023
	RMB’000	RMB’000
At the beginning of the year	—	—
New issuance	—	474,117
Fair value change	—	116,520
Conversion to shares (Note 21)	—	(319,335)
Foreign exchange movement	—	1,382

At the end of the year	—	272,684

The fair value of the convertible bonds was determined using the binomial option valuation model, with the assistance from a third-party appraiser. The following table lists the inputs to the models used for the valuation of the convertible bonds for the year ended December 31, 2023:

Model used	Binomial
Expected volatility (%)	70.36% - 78.64%
Risk–free interest rate (%)	5.08% - 5.49%
Bond Maturity	0.51 - 0.94
Weighted average share price	US$1.52 - US$6.63